Type:  		13F-HR
Period:		09/30/2007
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	September 30, 2007

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts November 14, 2007
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$106,692,000.00
Form 13F Information Table Value Total:	28

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4308 63682.000SH       SOLE                  58880	       4712
BERKSHIRE HATHAWAY INC CL B    COM              084670207     5703 1443.000 SH       SOLE                   1352	         88
CHESAPEAKE ENERGY CORP COM     COM              165167107     5111 144941.000SH      SOLE                 135922	       8713
CHEVRON CORP COM               COM              166764100     4486 47939.000SH       SOLE                  44467	       3384
CITIGROUP INC                  COM              172967101     6623 141912.022SH      SOLE                 130983	      10677
CONOCOPHILLIPS                 COM              20825C104     5383 61329.000SH       SOLE                  57255	       3960
COVIDIEN LTD COM               COM              G2552X108      943 22731.000SH       SOLE                  21536	       1151
DELL COMPUTER CORP COM         COM              247025109     4298 155720.000SH      SOLE                 144111	      11298
HOME DEPOT INC                 COM              437076102     1906 58770.000SH       SOLE                  54221	       4411
SPRINT NEXTEL CORP COM FON SHS COM              852061100     2987 157200.000SH      SOLE                 144508	      12376
TYCO ELECTRONICS LTD COM NEW   COM              G9144P105      808 22800.000SH       SOLE                  21536	       1220
TYCO INTL LTD NEW COM          COM              902124106     1017 22935.000SH       SOLE                  21671	       1220
U S G CORP COM NEW             COM              903293405     2105 56060.000SH       SOLE                  52058	       3902
UNITED HEALTHCARE CORP         COM              910581107     4659 96192.000SH       SOLE                  90016	       5987
WASHINGTON MUT INC COM         COM              939322103     3779 107015.000SH      SOLE                  99644	       7168
WELLS FARGO & CO DEL COM       COM              949746101     4654 130650.000SH      SOLE                 121523	       8909
BLKROCK FL RT OME STRA COM                      09255X100     5718   334988 SH       SOLE                 319145	      15843
COHEN & STEERS QTY RLY COM                      19247L106     4246   203266 SH       SOLE                 192551	      10715
HIGHLAND CR STRATEG FD COM                      43005q107     7795   425982 SH       SOLE                 407201	      18781
HIGHLAND DISTRESSED OP COM                      430067108     4515   351389 SH       SOLE                 337934	      13455
ISHARES TREAS INFLATION PROTEC                  464287176     4811    47157 SH       SOLE                  45155	       2002
KAYNE ANDERSON ENRGY COM                        48660P104     1307    46124 SH       SOLE                  45950	        174
KAYNE ANDERSON MLP INV COM                      486606106     4282   135927 SH       SOLE                 131264	       4663
LMP CORPORATE LN FD IN COM                      50208B100      491    38799 SH       SOLE                  29176	       9623
NUVEEN INVT QUALITY COM                         67062E103     2615   181576 SH       SOLE                 176397	       3951
NUVEEN QUALT INCM MUN COM                       670977107     5938   432816 SH       SOLE                 421415	       8751
WESTERN ASSET GLOBAL PARTNERS                   95766g108     2496   217637 SH       SOLE                 205353	      12284
WESTERN ASSET PREMIER SHS BEN                   957664105     3708   262238 SH       SOLE                 250489	      11749

REPORT SUMMARY		        28 DATA RECORDS		    106692     	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED